Right-of-Use Assets (Tables)	6 Months Ended
Jun. 30, 2024
Right-of-use Assets [Abstract]
Schedule of Right-of-Use Assets	The details of the right-of-use assets recognized as at June 30, 2024 are as follows:
Office lease
Balance, December 31, 2022	$324,070
Amortization	(205,424)
Movement in exchange rates	3,336
Balance, December 31, 2023	121,982
Amortization	(102,051)
Movement in exchange rates	(3,044)
Balance, June 30, 2024	$16,887